Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share [text block]
25 EARNINGS (LOSS) PER SHARE
25.1 Basic
The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	06/30/2024	06/30/2023
Net Income (Loss) for the period attributed to Controlling shareholders'	(3,554,806)	10,310,498
Weighted average number of shares in the period – in thousands	1,306,865	1,336,021
Weighted average treasury shares – in thousands	(22,508)	(26,791)
Weighted average number of outstanding shares – in thousands	1,284,357	1,309,230
Basic earnings (loss) per common share – R$	(2.76777)	7.87524
25.2 Diluted
The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	06/30/2024	06/30/2023
Net Income (Loss) for the period attributed to Controlling shareholders'	(3,554,806)	10,310,498
Weighted average number of shares during the period (except treasury shares) – in thousands	1,284,357	1,309,230
Average number of potential shares (stock options) - in thousands		487
Weighted average number of shares (diluted) – in thousands	1,284,357	1,309,717
Diluted earnings (loss) per common share – R$	(2.76777)	7.87231
Due to the loss in the period, the Company does not consider the dilution effect in the measurement.
25.3 Profit reserves
Reserves are constituted by the allocation of the Company's profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves.
On April 25, 2024, the Shareholder's meeting deliberated on the accumulated balance of profit reserves on the Reserve for capital increase that exceeded the limit established in the Company's Bylaws, thus the Company's capital increase in the amount of R$10,000,000 was approved without the issuance of new shares through the transfer of the book balance from the Reserve for Capital Increase to Capital Stock without financial disbursement as described in the note 1.2.4.